Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		$ 454
Currency translation adjustment
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax				$ 38
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax		11		21	$ (41)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[1]	20		61	(8)
Other
Intercompany FVOCI investments		0		0
Accumulated other comprehensive income, end of the period		302		454
Net impact related to cash flow hedges		(23)		6	(12)
Income tax relating to net actuarial gains (losses)		3		7	(5)
Reserve of exchange differences on translation
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(21)		17
Currency translation adjustment
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax		(11)		(59)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax		11		21
Other
Accumulated other comprehensive income, end of the period		(21)		(21)	17
Reserve of cash flow hedges
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		527		508
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of tax		(91)		19
Other
Accumulated other comprehensive income, end of the period		436		527	508
Net impact related to cash flow hedges		23		6
Reserve of remeasurements of defined benefit plans
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(55)		(29)
Employee future benefits
Net actuarial gains (losses) on defined benefit plans, net of tax		(11)		(26)
Other
Accumulated other comprehensive income, end of the period		(66)		(55)	(29)
Income tax relating to net actuarial gains (losses)		(3)		(7)
Other reserves
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		3		(15)
Other
Change in ownership of TransAlta Renewables		0		1
Intercompany FVOCI investments		(50)	[2]	17
Accumulated other comprehensive income, end of the period		$ (47)		$ 3	$ (15)

[1]	Net of income tax expense of $8 million for the year ended Dec. 31, 2020 (2019 —$16 million expense, 2018 — $1 million recovery).
[2]	Refer to Note 29 for details on components of, and changes in, accumulated other comprehensive income (loss).